Financing Arrangements	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Financing Arrangements

6.	FINANCING ARRANGEMENTS
In March 2021, the Company entered into an agreement (the “Loan and Security Agreement”) with a Venture Capital institution (“Venture Capital”) to secure a debt commitment of $12,000,000 (the “Tranche A”) which was drawn at the closing. The term loan is collateralized by substantially all of the company’s assets. In conjunction with the Loan Agreement, the Company issued Venture Capital a warrant to purchase shares of common stock (the “Initial Warrants”). The debt agreement does not include any financial covenants and is repayable over a period of 48 months from the original draw down date.
In May 2021, the debt agreement was modified to increase the overall debt commitment by $15,000,000 (the “Tranche B” or the “Amendment”) and $8,000,000 of the additional commitment was drawn at the closing and the remaining commitment of $7,000,000 is available at the Company’s option at any time through March 10, 2022 subject to certain conditions. The
C
ompany drew the $7,000,000 in Nov
ember
2021. In conjunction with the Amendment, the Company cancelled the previously issued Initial Warrants and issued 995,099 warrant shares to purchase the common stock, see Note 7 for further information on these warrants. The Amendment to the debt agreement was considered a modification for accounting purposes.
 The Company capitalized $1,237,482 of debt issuance costs in conjunction with the origination of the term loan.
Under the Amendment, the maturity date was modified to be the date equal to 48 months from the first payment date of each specific cash advance. Subject to an interest only period of 19 months following each specific cash advance date, the term loan incurs interest at a rate of 11% per annum, payable monthly. The Term Loan includes certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions.
In addition, the Company is required to pay a final payment fee equal to 2.75% of the aggregate amount of all term loan advances. The final payment fee is being accreted and amortized into interest expense using the effective interest rate method over the term of the loan.
The Company has recorded interest expense of $1,597,744 and the amortization of the end of term fee was $88,727 for the period ended October 31, 2021. The unamortized issuance cost is offset against the carrying value of the term loan in the accompanying condensed consolidated balance sheet.
Scheduled principal payments on total outstanding debt, as of October 31, 2021, are as follows:

	Tranche A	Tranche B	Total
2023	$4,409,983	$2,427,365	$6,837,348
2024	4,920,301	3,220,881	8,141,182
2025	2,669,716	2,351,754	5,021,470

	$12,000,000	$8,000,000	$20,000,000

8.	FINANCING ARRANGEMENTS
Loan and Security Agreement
In October 2016, the Company entered into a loan and security agreement with a venture lender, providing for a non-revolving
term loan credit facility. The original term loan drawn by the Company in October 2016 totaled $6,000,000 (the “Term Loan”) and was fully repaid as of January 31, 2020, of which $2,839,261 was repaid during the year ended January 31, 2020. The Term Loan incurred interest at a rate of 9.0% per annum, payable monthly.
The Term Loan included certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions. The Term Loan was collateralized by substantially all of the Company’s assets.
Convertible Notes
In November 2018, the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $1,500,000 (the “2018 Convertible Notes”). In June 2019 and August 2019, the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $19,700,000 and $250,000, respectively (collectively, the “2019 Convertible Notes”). The 2018 Convertible Notes and 2019 Convertible Notes are collectively referred to as the “Initial Convertible Notes.”
The 2018 Convertible Notes accrued interest at 4.0% per annum and the 2019 Convertible Notes accrued interest at 6.0% per annum, on the outstanding principal balance, payable at maturity. The Initial Convertible Notes were due and payable on the earlier of (i) when requested by a majority of the lenders on or after November 26, 2020 (for the 2018 Convertible Notes) or December 11, 2020 (for the 2019 Convertible Notes), or (ii) when, upon the occurrence of an event of default, such amounts are declared due and payable by the lenders or become automatically due and payable. The Initial Convertible Notes were not prepayable by the Company without the consent of a majority of the lenders.
The Initial Convertible Notes principal and accrued interest were automatically convertible upon a qualified financing event at a conversion price per share equal to the lesser of (i) an amount equal to 85% (2018 Convertible Notes) or 80% (2019 Convertible Notes) of the lowest price per share paid by other investors for the preferred stock sold in the qualified financing and (ii) the price obtained by dividing $600,000,000 (2018 Convertible Notes) or $300,000,000 (2019 Convertible Notes) by the number of fully diluted shares outstanding immediately prior to the qualified financing. In addition, the 2019 Convertible Notes were optionally convertible upon a non-qualified
financing event under the same conversion terms as described above.
The Initial Convertible Notes principal and accrued interest were optionally convertible upon a change of control at a conversion price per share equal to the lesser of (i) an amount equal to 85% (2018 Convertible
Notes) or 80% (2019 Convertible Notes) of the per share consideration to be received by the holders of the Company’s common stock upon such change of control and (ii) the price obtained by dividing $600,000,000 (2018 Convertible Notes) or $300,000,000 (2019 Convertible Notes) by the number of fully diluted shares outstanding immediately prior to the change of control. The lenders may have also elected to redeem the Initial Convertible Notes principal and accrued interest without premium or penalty upon the occurrence of a change of control.
Upon the occurrence of certain events of default as defined in the Initial Convertible Notes, the Initial Convertible Notes principal and accrued interest would have automatically become due and payable or can become due and payable at the election of the lenders, without premium or penalty.
The Company has elected the fair value option to account for the Initial Convertible Notes, with changes in fair value recorded through the Company’s consolidated statements of operations as other income (expense), net in each report period.
In accordance with the Company’s election of the fair value option, the Company expensed all issuance costs related to the Convertible Notes as incurred.
The Company utilized an income approach valuation model to estimate the fair value of the Initial Convertible Notes as of their respective issuance dates and as of January 31, 2020. The valuation model captures the expected settlement value of the Convertible Notes based on the Company’s assumption that a qualified financing event occurring in February 2020 is the most likely settlement event. As described above, the qualified financing event represents a variable share, fixed value settlement based on the respective discounted per share conversion prices described above. The estimated settlement value of the Initial Convertible Notes has been discounted back to present value as of each measurement date utilizing a discount rate of 10.0%.
As of January 31, 2020, the fair value and principal value of the Initial Convertible Notes were:

Initial Convertible Notes	January 31, 2020
Fair value, in accordance with fair value option	$26,892,459
Principal value outstanding	$21,450,000
The Company recorded a loss from the change in fair value of the Initial Convertible Notes of $5,191,117 during the year ended January 31, 2020.
In February 2020, in conjunction with the Recapitalization transactions described in Note 9 the Company and the holders of the Initial Convertible Notes agreed to amend the terms of the Initial Convertible Notes. The primary impact of the amendment was to change the conversion terms previously described, such that upon the closing of the Series C Preferred Stock Financing and Recapitalization, the Initial Convertible Notes (principal and accrued interest) would convert into 6,766,614 shares of Series C Preferred Stock and 16,939,143 shares of Series
C-1
Preferred Stock.
The Company determined that the modification of the Initial Convertible Notes represented an extinguishment for accounting purposes. The Company estimated the fair value of the Series C and Series
C-1
Preferred Stock to be issued upon conversion to be $17,612,235. In addition, the Company issued 6,874,309 shares of Class A Common Stock to the majority holder of the Initial Convertible Notes as consideration for their agreement to the amendment terms. The Company included the fair value of these Class A Common Shares (estimated as $1,443,605) as part of the reacquisition price of the Initial Convertible Notes in the extinguishment calculation. Based on the carrying value of the Initial Convertible Notes (under the fair value option) of $27,767,399 at the date of the amendment, the Company recorded a gain on extinguishment associated with the amendment of $8,711,559, which is included as a component of other income (expense) in the consolidated statements of operations.

Simple Agreement for Future Equity
In October 2019, the Company entered into a simple agreement for future equity (“SAFE”) agreement with an investor in exchange for $1,500,000 in cash proceeds. The SAFE accrues dividends at a rate of 6.0% per annum while outstanding.
The SAFE principal and accrued interest are automatically convertible upon an equity financing event at a conversion price per share equal to the lesser of (i) an amount equal to 80% of the lowest price per share paid by other investors for the preferred stock sold in the equity financing and (ii) the price obtained by dividing $300,000,000 by the number of fully diluted shares outstanding immediately prior to the equity financing. In addition, the SAFE is optionally convertible upon a non-equity
financing event under the same conversion terms as described above. The SAFE holder can also elect to receive a cash payment upon a change of control or initial public offering event and would be paid out its initial investment plus accrued dividends in the event of a liquidation of the Company.
The Company has elected the fair value option to account for the Convertible Notes and SAFE, with changes in fair value recorded through the Company’s consolidated statements of operations as other income (expense), net in each report period.
The Company utilized an income approach valuation model to estimate the fair value of the SAFE as of its issuance date and as of January 31, 2020. The valuation model captures the expected settlement value of the SAFE based on the Company’s assumption that an equity financing event occurring in February 2020 is the most likely settlement event. The estimated settlement value of the SAFE has been discounted back to present value as of each measurement date utilizing a discount rate of 10.0%.
As of January 31, 2020, the fair value and principal value of the SAFE was:

SAFE	January 31, 2020
Fair value, in accordance with fair value option	$1,882,397
SAFE principal value outstanding	$1,500,000
The Company recorded a loss from the change in fair value of the SAFE of $382,397 during the year ended January 31, 2020. Based on the carrying value of the SAFE (under the fair value option) of $1,822,397 at the date of the amendment in connection with the Recapitalization transactions described in Note 9, the Company recorded a gain on extinguishment associated with the amendment of $691,867, which is included as a component of other income (expense) in the consolidated statements of operations.
February 2020 Convertible Notes
In February 2020, just prior to the Recapitalization and Series C Preferred Stock Financing (see Note 9), the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $2,200,000 (the “2020 Convertible Notes”).
The 2020 Convertible Notes accrued interest at 6.0% per annum on the outstanding principal balance, payable at maturity. The 2020 Convertible Notes were due and payable on the earlier of (i) when requested by a majority of the lenders on or after December 11, 2020, (ii) when, upon the occurrence of an event of default, such amounts are declared due and payable by the lenders or become automatically due and payable, or (iii) if not converted, upon a change of control. The 2020 Convertible Notes were not prepayable by the Company without the consent of a majority of the lenders.
The 2020 Convertible Notes principal and accrued interest were automatically convertible upon a qualified financing event into a number of shares issued in the qualified financing event, at the per share price paid by the other investors in the financing. In addition, the holders of the 2020 Convertible Notes would receive a number of shares of Class A Common Stock (as specified in each respective agreement), and the same warrant coverage, as applicable, as the other investors in the qualified financing.

The 2020 Convertible Notes principal and accrued interest were optionally convertible upon a change of control at a conversion price per share equal to 80% of the per share consideration to be received by the holders of the Company’s common stock upon such change of control. The lenders may have also elected to redeem the Initial Convertible Notes principal and accrued interest without premium or penalty upon the occurrence of a change of control.
Upon the occurrence of certain events of default as defined in the 2020 Convertible Notes, the 2020 Convertible Notes principal and accrued interest would automatically become due and payable or would become due and payable at the election of the lenders, without premium or penalty.
In February 2020, upon the consummation of the Series C Preferred Stock Financing (a qualified financing event), the 2020 Convertible Notes were automatically converted into 2,426,113 shares of Series C Preferred Stock, 2,036,617 shares of Class A Common Stock and 310,937 warrants to purchase Class A Common Stock. The Company accounted for the conversion of the 2020 Convertible notes as an extinguishment of the debt instruments. The Company estimated the fair value of the Series C Preferred Stock issued upon conversion to be $2,200,017, the fair value of the Class A Common Stock issued upon conversion to be $427,690, and the fair value of the warrants to purchase Class A Common Stock to be $62,187. Based on the carrying value of the 2020 Convertible Notes of $2,200,000 at the date of the extinguishment, the Company recorded a loss on extinguishment of $489,894, which is included as a component of other income (expense) in the consolidated statements of operations.